Cover	Oct. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-39701
Entity Registrant Name	INVO FERTILITY, INC.
Entity Central Index Key	0001417926
Entity Tax Identification Number	20-4036208
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5582 Broadcast Court
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34240
City Area Code	(978)
Local Phone Number	878-9505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	IVF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false